Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 1,696	€ 1,661	€ 1,449
Total Research and development costs	3,230	3,274	2,864
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	1,424	1,492	1,194
Impairment and write-off of capitalized development expenditures	€ 110	121	221
Capitalised development expenditure | SUV
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures		€ 90
Capitalised development expenditure | Ram Pickup Trucks and Jeep Vehicles
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures			€ 176